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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System,  101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         January 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.8%
		BELGIUM: 1.2%
1,317,000		InBev	$48,842,252
			48,842,252
		BRAZIL: 4.1%
10,027,700		Centrais Eletricas Brasileiras SA ADR	64,815,042
870,200		Petroleo Brasileiro SA ADR	31,196,670
179,388	L	Tele Centro Oeste Celular Participacoes SA ADR	1,766,972
13,898	@, L	Tele Leste Celular Participacoes SA ADR	125,221
2,532,786	L	Tele Norte Leste Participacoes SA ADR	36,497,446
1,208,600		Telecomunicacoes Brasileiras SA ADR	33,611,166
169,474	@	Telesp Celular Participacoes SA	1,050,739
111,928	L	Tim Participacoes SA ADR	1,598,332
			170,661,588
		CANADA: 0.6%
12,138,000	L	Bombardier, Inc.	25,630,917
			25,630,917
		FRANCE: 6.5%
6,104,200	@	Alcatel SA	87,549,090
610,400		Carrefour SA	31,481,649
655,800		Compagnie Generale des Etablissements Michelin	42,423,551
2,404,100	@	France Telecom SA	75,496,589
422,650		Sanofi-Aventis	31,476,383
			268,427,262
		GERMANY: 12.3%
2,302,720	@	Bayerische Hypo-und Vereinsbank AG	50,502,538
2,894,893	@	Commerzbank AG	61,565,353
1,479,000		DaimlerChrysler AG	67,256,240
5,377,300	@	Deutsche Telekom AG	116,380,508
505,588		E.ON AG	45,228,601
1,150,000	@	Heidelberger Druckmaschinen	39,053,019
411,200	@	Hypo Real Estate Holding AG	16,252,527
359,298		Schering AG	24,254,384
1,775,200	L	Volkswagen AG	85,227,652
			505,720,822
		HONG KONG: 1.1%
2,820,636		Jardine Matheson Holdings Ltd.	46,258,430
			46,258,430
		ITALY: 2.5%
13,499,300		Banca Intesa S.p.A.	62,754,546
10,329,085		Telecom Italia S.p.A.	40,962,332
			103,716,878
		JAPAN: 19.6%
1,851,800		Daiichi Pharmaceutical Co., Ltd.	42,831,500
12,859,700		Hitachi Ltd.	85,605,633
8,718		Japan Tobacco, Inc.	92,669,420
4,914,000		Matsushita Electric Industrial Co., Ltd.	72,996,374
3,262		Millea Holdings, Inc.	45,023,512

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
20,838,000		Mitsubishi Heavy Industries Ltd.	$56,572,209
7,376		Mitsubishi Tokyo Financial Group, Inc.	69,785,475
4,932,000	L	Mitsui Sumitomo Insurance Co., Ltd.	43,265,509
223,116		Nippon Oil Corp.	1,530,536
13,125		Nippon Telegraph & Telephone Corp.	55,218,093
1,049,000		Ono Pharmaceutical Co., Ltd.	56,770,091
1,726,900		Sankyo Co., Ltd.	38,445,871
11,494		Sumitomo Mitsui Financial Group, Inc.	80,640,323
509,000		TDK Corp.	35,364,426
815,000		Yamanouchi Pharmaceutical Co., Ltd.	29,641,769
			806,360,741
		MEXICO: 1.3%
1,471,160	L	Telefonos de Mexico SA de CV ADR	54,800,710
			54,800,710
		NETHERLANDS: 8.3%
5,460,700		Aegon NV	74,128,282
1,737,200		Akzo Nobel NV	72,664,526
9,907,141	@	Koninklijke Ahold NV	81,748,481
1,337,400	L	Unilever NV	87,155,223
1,400,000		Wolters Kluwer NV	25,273,136
			340,969,648
		NEW ZEALAND: 1.4%
13,335,944	L	Telecom Corp. of New Zealand Ltd.	58,475,444
			58,475,444
		PORTUGAL: 2.0%
6,709,676		Portugal Telecom SGPS SA	83,168,133
			83,168,133
		RUSSIA: 1.4%
477,800		LUKOIL ADR	59,127,750
			59,127,750
		SINGAPORE: 3.5%
3,652,191		DBS Group Holdings Ltd.	35,285,617
6,060,800	#	DBS Group Holdings Ltd. ADR	58,512,175
6,239,000		Oversea-Chinese Banking Corp.	52,225,584
			146,023,376
		SOUTH KOREA: 3.2%
1,463,610		Korea Electric Power Corp.	39,889,854
2,745,880		Korea Electric Power Corp. ADR	37,920,603
183,200		KT Corp.	7,443,392
2,192,310		KT Corp. ADR	47,485,434
			132,739,283
		SPAIN: 6.1%
5,358,833	L	Banco Bilbao Vizcaya Argentaria SA	90,399,480
3,107,600	L	Banco Santander Central Hispano SA	36,885,578
6,806,060		Telefonica SA	123,884,557
			251,169,615
		SWITZERLAND: 6.6%
623,900		Nestle SA	163,891,821
91,700		Swisscom AG	34,681,658
446,274	@	Zurich Financial Services AG	74,252,484
			272,825,963

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2005 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 99.8% (continued)
		UNITED KINGDOM: 17.5%
22,621,100		BAE Systems PLC		$104,827,345
12,269,781		BT Group PLC		48,290,467
68,328,632	@	Corus Group PLC		69,276,762
4,203,100		GlaxoSmithKline PLC		92,975,098
18,801,490		Imperial Chemical Industries PLC		83,750,613
78,261,262	@	Invensys PLC		28,783,648
11,046,451		Marks & Spencer Group PLC		75,244,042
21,344,356		Morrison WM Supermarkets		81,089,148
35,348,000		Royal & Sun Alliance Insurance Group		57,061,624
8,253,700		Unilever PLC		78,440,343
				719,739,090
		VENEZUELA: 0.6%
1,216,822	@	Cia Anonima Nacional Telefonos de Venezuela ADR		24,105,244
				24,105,244
		Total Common Stock (Cost $3,573,438,302)		4,118,763,146

Principal Amount				Value

SHORT-TERM INVESTMENTS: 2.9%

		Securities Lending CollateralCC:2.9%
$120,410,405		The Bank of New York Institutional Cash Reserve Fund		$120,410,405

		Total Short-Term Investments (Cost $120,410,405)
				120,410,405

		Total Investments In Securities (Cost $3,693,848,707)*	102.7%	$4,239,173,551
		Other Assets and Liabilities—Net	(2.7)	(112,141,859)
		Net Assets	100.0%	$4,127,031,692
	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities  Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2005.
	*	Cost for federal income tax purposes is $ 3,720,801,955.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$769,669,101
		Gross Unrealized Depreciation		(251,297,505)
		Net Unrealized Appreciation		$518,371,596

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets
Aerospace/Defense	2.5%
Agriculture	2.2
Auto Parts and Equipment	4.7
Banks	14.9
Beverages	1.2
Chemicals	3.8
Computers	0.9
Electric	4.6
Electrical Components and Equipment	2.1
Food	12.6
Holding Companies-Diversified	1.1
Home Furnishings	1.8
Insurance	7.1
Iron/Steel	1.7
Machinery-Diversified	1.0
Media	0.6
Miscellaneous Manufacturing	2.7
Oil and Gas	2.2
Pharmaceuticals	7.7
Retail	1.8
Telecommunications	22.6
Securities Lending Collateral	2.9
Other Assets and Liabilities, Net	(2.7)
Net Assets	100.0%

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 30, 2005

By	/s/ Michael J. Roland
Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	March 30, 2005